EXHIBIT G.1.a.vi.

This amendment is being filed to reflect changes to the information originally reported under Item B.3 – Location of books and records for the Exchange Listed Funds Trust.

No other modifications were made to the filing as initially submitted on January 29, 2024 (Accession No. 0001752724-24-017111).